Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0000008670
Registrant Name	AUTOMATIC DATA PROCESSING INC
Registration File Number	333-281920
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES